Leases - Lease Obligations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Lease Disclosure [Abstract]
Balance – Beginning of period	$ 1,495
Interest accretion	20
Lease repayments	(434)
Effects of foreign exchange	42
Balance – End of period	1,123
Current	1,052	$ 1,341
Non-current	71	154
Lease liabilities	$ 1,123	$ 1,495